Madison Short Term Strategic Income ETF
Schedule of Investments
as of September 30, 2023 (Unaudited)

CORPORATE BONDS - 70.3%	Principal Amount	Value
Aerospace & Defense - 2.0%
TransDigm, Inc.		$–
6.250%, 03/15/2026 (a)	$825,000	$813,026
6.875%, 12/15/2030 (a)	310,000	303,459
Total Aerospace & Defense		1,116,485
Banks - 6.7%
Fifth Third Bancorp		$–
4.772% (SOFRINDX + 2.127%), 07/28/2030	1,043,000	947,004
Huntington Bancshares, Inc./OH		$–
6.208% (SOFR + 2.020%), 08/21/2029	958,000	937,380
KeyCorp		$–
4.100%, 04/30/2028	1,008,000	893,054
PNC Financial Services Group, Inc.		$–
5.354% (SOFR + 1.620%), 12/02/2028	1,043,000	1,008,185
Total Banks		3,785,623
Cable & Satellite - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.		$–
4.750%, 03/01/2030 (a)	565,000	474,301
Total Cable & Satellite		474,301
Chemicals - 1.7%
Celanese US Holdings LLC		$–
6.165%, 07/15/2027	943,000	929,972
Total Chemicals		929,972
Commercial Finance - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		$–
4.625%, 10/15/2027	1,013,000	950,089
Total Commercial Finance		950,089
Consumer Finance - 6.9%
American Express Co.		$–
4.200%, 11/06/2025	900,000	872,714
Capital One Financial Corp.		$–
3.800%, 01/31/2028	1,023,000	923,136
Discover Financial Services		$–
4.100%, 02/09/2027	1,328,000	1,213,620
Fiserv, Inc.		$–
3.200%, 07/01/2026	905,000	846,305
Total Consumer Finance		3,855,775
Containers & Packaging - 1.7%
Ball Corp.		$–
4.875%, 03/15/2026	968,000	932,865
Total Containers & Packaging		932,865
Diversified Banks - 4.2%
Bank of America Corp.		$–
3.500%, 04/19/2026	1,298,000	1,225,648
JPMorgan Chase & Co.		$–
4.203% (CME Term SOFR 3 Month + 1.522%), 07/23/2029	1,213,000	1,124,351
Total Diversified Banks		2,349,999
Entertainment Resources - 2.0%
Vail Resorts, Inc.		$–
6.250%, 05/15/2025 (a)	1,125,000	1,118,936
Total Entertainment Resources		1,118,936
Financial Services - 7.4%
Bank of New York Mellon Corp.		$–
4.596% (SOFR + 1.755%), 07/26/2030	1,003,000	944,218
Goldman Sachs Group, Inc.		$–
4.482% (SOFR + 1.725%), 08/23/2028	1,223,000	1,157,763
LPL Holdings, Inc.		$–
4.000%, 03/15/2029 (a)	1,130,000	985,260
Morgan Stanley		$–
3.772% (CME Term SOFR 3 Month + 1.402%), 01/24/2029	1,160,000	1,058,523
Total Financial Services		4,145,764
Food & Beverage - 0.9%
Lamb Weston Holdings, Inc.		$–
4.875%, 05/15/2028 (a)	565,000	521,126
Total Food & Beverage		521,126
Hardware - 1.6%
CDW LLC / CDW Finance Corp.		$–
4.125%, 05/01/2025	915,000	883,000
Total Hardware		883,000
Health Care Facilities & Services - 2.0%
HCA, Inc.		$–
5.875%, 02/15/2026	1,130,000	1,124,009
Total Health Care Facilities & Services		1,124,009
Industrial Other - 3.2%
United Rentals North America, Inc.		$–
5.500%, 05/15/2027	1,130,000	1,098,570
Williams Scotsman International, Inc.		$–
6.125%, 06/15/2025 (a)	733,000	725,670
Total Industrial Other		1,824,240
Internet Media - 4.1%
Netflix, Inc.		$–
6.375%, 05/15/2029	1,165,000	1,202,327
VeriSign, Inc.		$–
4.750%, 07/15/2027	1,120,000	1,074,965
Total Internet Media		2,277,292
Managed Care - 3.0%
Centene Corp.		$–
4.250%, 12/15/2027	753,000	693,381
UnitedHealth Group, Inc.		$–
5.250%, 02/15/2028	1,003,000	1,004,667
Total Managed Care		1,698,048
Manufactured Goods - 0.9%
Roller Bearing Co. of America, Inc.		$–
4.375%, 10/15/2029 (a)	565,000	485,992
Total Manufactured Goods		485,992
Pipeline - 1.9%
Valero Energy Partners LP		$–
4.500%, 03/15/2028	1,135,000	1,078,862
Total Pipeline		1,078,862
Publishing & Broadcasting - 1.0%
Lamar Media Corp.		$–
4.875%, 01/15/2029	610,000	552,050
Total Publishing & Broadcasting		552,050
Real Estate - 4.2%
Boston Properties LP		$–
6.750%, 12/01/2027	695,000	698,820
Iron Mountain, Inc.		$–
4.500%, 02/15/2031 (a)	565,000	466,110
RHP Hotel Properties LP / RHP Finance Corp.		$–
7.250%, 07/15/2028 (a)	565,000	555,108
SBA Communications Corp.		$–
3.875%, 02/15/2027	703,000	644,182
Total Real Estate		2,364,220
Refining & Marketing - 3.2%
Murphy Oil USA, Inc.		$–
5.625%, 05/01/2027	1,130,000	1,089,899
Sunoco LP / Sunoco Finance Corp.		$–
6.000%, 04/15/2027	733,000	710,383
Total Refining & Marketing		1,800,282
Retail - Consumer Staples - 1.2%
Performance Food Group, Inc.		$–
5.500%, 10/15/2027 (a)	733,000	694,486
Total Retail - Consumer Staples		694,486
Software & Services - 4.9%
Booz Allen Hamilton, Inc.		$–
3.875%, 09/01/2028 (a)	1,033,000	925,465
Gartner, Inc.		$–
4.500%, 07/01/2028 (a)	933,000	851,236
Oracle Corp.		$–
6.150%, 11/09/2029	978,000	993,598
Total Software & Services		2,770,299
Waste & Environment Services & Equipment - 1.0%
Clean Harbors, Inc.		$–
6.375%, 02/01/2031 (a)	565,000	549,412
Total Waste & Environment Services & Equipment		549,412
Wireless Telecommunications Services - 2.1%
Sprint LLC		$–
7.625%, 03/01/2026	1,130,000	1,161,799
Total Wireless Telecommunications Services		1,161,799
TOTAL CORPORATE BONDS (Cost $39,682,804)		39,444,926

ASSET BACKED SECURITIES - 10.3%	Principal Amount	Value
Capital One Financial Corp.		$–
Series 2022-A3, Class A, 4.950%, 10/15/2027	$100,000	$98,861
Chase Auto Owner Trust		$–
Series 2023-AA, Class A2, 5.900%, 03/25/2027 (a)	500,000	500,044
CNH Equipment Trust		$–
Series 2023-A, Class A3, 4.810%, 08/15/2028	300,000	295,900
Series 2021-C, Class B, 1.410%, 04/16/2029	735,000	665,841
Enterprise Fleet Financing		$–
Series 2023-1, Class A2, 5.510%, 01/22/2029 (a)	200,000	198,358
Series 2022-4, Class A2, 5.760%, 10/22/2029 (a)	244,554	243,812
GM Financial Consumer Automobile Receivables Trust		$–
Series 2020-3, Class A4, 0.580%, 01/16/2026	585,000	565,929
Series 2020-3, Class C, 1.370%, 01/16/2026	145,000	140,180
Hertz Global Holdings, Inc.		$–
Series 2021-1A, Class A, 1.210%, 12/26/2025 (a)	500,000	474,526
Honda Auto Receivables Owner Trust		$–
Series 2021-3, Class A3, 0.410%, 11/18/2025	499,586	483,795
JPMorgan Chase Bank NA		$–
Series 2021-2, Class B, 0.889%, 12/26/2028 (a)	105,748	102,692
LAD Auto Receivables Trust		$–
Series 2022-1A, Class A, 5.210%, 06/15/2027 (a)	242,603	240,763
PHH Arval		$–
Series 2023-1A, Class A1, 5.650%, 05/15/2035 (a)	178,797	177,601
Series 2023-2A, Class A1, 6.160%, 10/15/2035 (a)	125,000	124,946
Santander Consumer USA Holdings, Inc.		$–
Series 2022-2, Class B, 3.440%, 09/15/2027	100,000	97,052
Santander Revolving Auto Loan Trust		$–
Series 2019-A, Class C, 3.000%, 01/26/2032 (a)	325,000	309,240
Towd point HE Trust		$–
Series 2021-HE1, Class A1, 0.918%, 02/25/2063 (a)(b)	121,685	113,677
Verizon Master Trust		$–
Series 2021-1, Class B, 0.690%, 05/20/2027	1,000,000	965,465
TOTAL ASSET BACKED SECURITIES (Cost $5,795,489)		5,798,682

U.S. TREASURY SECURITIES - 7.9%	Principal Amount	Value
United States Treasury Note/Bond		$–
4.500%, 11/30/2024	$460,000	$455,382
4.625%, 02/28/2025	1,235,000	1,223,855
4.250%, 10/15/2025	893,000	879,152
4.625%, 03/15/2026	705,000	700,126
4.125%, 06/15/2026	618,000	606,581
4.125%, 09/30/2027	575,000	563,141
TOTAL U.S. TREASURY SECURITIES (Cost $4,432,177)		4,428,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%	Principal Amount	Value
Federal Home Loan Mortgage Corp.		$–
Series KJ17, Class A2, 2.982%, 11/25/2025	$231,681	$223,358
Series 4037, Class B, 3.000%, 04/15/2027	158,185	152,197
Series K066, Class A2, 3.117%, 06/25/2027	800,000	744,644
Series 4838, Class VA, 4.000%, 03/15/2036	372,669	362,402
Series 3187, Class Z, 5.000%, 07/15/2036	86,542	84,661
Federal National Mortgage Association		$–
Series 2011-31, Class DB, 3.500%, 04/25/2031	166,911	157,829
Series 2011-36, Class QB, 4.000%, 05/25/2031	257,711	246,781
Series 2005-79, Class LT, 5.500%, 09/25/2035	179,729	177,651
Series 2020-44, Class TI, 5.500%, 12/25/2035	700,903	106,991
FREMF Mortgage Trust		$–
Series 2015-K44, Class B, 3.846%, 01/25/2048 (a)(b)	460,000	443,927
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,698,781)		2,700,441

MORTGAGE BACKED SECURITIES - 0.9%	Principal Amount	Value
Federal National Mortgage Association		$–
Pool 890696, 3.000%, 09/01/2030	$53,464	$49,885
Pool MA0919, 3.500%, 12/01/2031	189,105	175,455
Pool 254904, 5.500%, 10/01/2033	69,322	69,012
Pool 555880, 5.500%, 11/01/2033	116,141	114,482
Pool MA2177, 4.000%, 02/01/2035	100,391	92,729
TOTAL MORTGAGE BACKED SECURITIES (Cost $506,334)		501,563

U.S. GOVERNMENT AGENCY ISSUES - 0.9%	Principal Amount	Value
Federal Farm Credit Banks Funding Corp.		$–
5.480%, 10/02/2028	$500,000	499,068
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		499,068

SHORT-TERM INVESTMENTS - 7.4%
Money Market Deposit Accounts - 7.4%	Principal Amount
U.S. Bank Money Market Deposit Account, 5.27% (c)	$4,145,410	4,145,410
TOTAL SHORT-TERM INVESTMENTS (Cost $4,145,410)		4,145,410

TOTAL INVESTMENTS - 102.5% (Cost $57,760,995)		57,518,327
Liabilities in Excess of Other Assets - (2.5)%		(1,387,110)
TOTAL NET ASSETS - 100.0%		$56,131,217

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $12,399,172 or 22.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown is as of September 30, 2023.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30,
2023, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2023, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 9/30/2023
Short-Term Strategic Income ETF
Corporate Bonds	$-	$39,444,926	$-	$39,444,926
Asset Backed Securities	-	5,798,682	-	5,798,682
U.S. Treasury Securities	-	4,428,237	-	4,428,237
Collateralized Mortgage Obligations	-	2,700,441	-	2,700,441
Mortgage Backed Securities	-	501,563	-	501,563
U.S. Government Agency Issues	-	499,068	-	499,068
Short-Term Investments	4,145,410	-	-	4,145,410
	4,145,410	53,372,917	-	57,518,327

Aggregate Bond ETF
Corporate Bonds	-	14,170,570	-	14,170,570
Asset Backed Securities	-	3,633,437	-	3,633,437
U.S. Treasury Securities	-	11,489,143	-	11,489,143
Collateralized Mortgage Obligations	-	1,827,133	-	1,827,133
Mortgage Backed Securities	-	15,137,623	-	15,137,623
Short-Term Investments	293,924	-	-	293,924
	293,924	46,257,906	-	46,551,830

Dividend Value ETF
Common Stocks	62,426,586	-	-	62,426,586
Short-Term Investments	91,237	-	-	91,237
	62,517,823	-	-	62,517,823

Covered Call ETF
Assets
Common Stocks	73,082,989	-	-	73,082,989
Real Estate Investment Trusts	2,159,229	-	-	2,159,229
Short-Term Investments	2,286,415	-	-	2,286,415
	77,528,633	-	-	77,528,633
Liabilities
Written Options	-	771,921	-	771,921
	-	771,921	-	771,921